Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Net income (loss)	$ (125,480)	$ 22,023	$ (24,446)
Other comprehensive income (loss), net of tax:
(Increase) decrease in minimum pension/post-retirement liability (net of deferred tax benefit (expense) of $15, $(107) and $(2,188), respectively)	(39)	164	3,662
Pension reclassification (net of deferred tax expense of $0, $0 and $7,780, respectively) (see Note 8)			13,022
Total comprehensive income (loss)	$ (125,519)	$ 22,187	$ (7,762)